Summary of Significant Accounting Policies - Schedule of Revenue by Geographic Location (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Revenue by geographic location:
Total revenue	$ 667,432	$ 408,532	$ 2,139,537	$ 2,085,314
United States [Member]
Revenue by geographic location:
Total revenue	667,432	408,532	2,139,537	2,085,314
Foreign [Member]
Revenue by geographic location:
Total revenue